Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2026	June 30, 2025
Sales of goods	42,862	64,225
Sales of services	10,756	11,706
Total	53,618	75,931